UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services

777 E. Wisconsin Avenue

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)

Villere Balanced Fund
Investor Class | VILLX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Villere Balanced Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$90	0.90%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund underperformed its benchmark, the Lipper Balanced Funds Index. We believe the primary driver of this underperformance was the lack of megacap technology stocks in the Fund relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
The biggest single factor impacting performance has been U.S. trade policy. As policies have been announced and enacted, the equity market has been volatile as investors attempt to predict their impact on the overall market as well as individual companies. Domestic-focused companies have been largely insulated from these market gyrations.
POSITIONING
We increased the Fund’s exposure to fixed income due to the improved attractiveness of bonds, as the Federal Reserve kept rates higher to combat inflation.

Top Contributors
↑	Ligand Pharmaceuticals Inc.
↑	JPMorgan Chase & Co.
↑	IDEXX Laboratories, Inc.
↑	Uber Technologies, Inc.

Top Detractors
↓	Atlas Energy Solutions Inc.
↓	Lineage, Inc.
↓	Teleflex Incorporated
↓	ON Semiconductor Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Balanced Fund	PAGE 1	TSR-AR-742935539

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-0.09	3.31	3.75
Lipper Balanced Funds Index	9.09	7.65	7.87
S&P 500 TR	15.88	14.74	14.60
Bloomberg Intermediate Government/Credit Index	4.70	0.73	2.12
S&P 500/Bloomberg Cap Int Govt/Cr Bd	12.02	9.89	10.35
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$102,319,552
Number of Holdings	65
Net Advisory Fee	$672,841
Portfolio Turnover	11%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Mount Vernon Liquid Assets Portfolio, LLC	9.6%
Pool Corp.	4.3%
Visa, Inc.	3.9%
Amazon.com, Inc.	3.9%
JPMorgan Chase & Co.	3.7%
Ligand Pharmaceuticals, Inc.	3.5%
Roper Technologies, Inc.	3.2%
Freeport-McMoRan, Inc.	3.0%
Toyota Motor Corp.	2.8%
Stryker Corp.	2.7%

Security Type	(% of Net Assets)
Common Stocks	68.6%
Corporate Bonds	27.1%
Investments Purchased with Proceeds from Securities Lending	9.6%
Convertible Preferred Stocks	1.8%
Real Estate Investment Trusts - Common	1.4%
Money Market Funds	0.8%
Cash & Other	-9.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
Villere Balanced Fund	PAGE 2	TSR-AR-742935539

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Balanced Fund	PAGE 3	TSR-AR-742935539

Villere Equity Fund
Investor Class | VLEQX
Annual Shareholder Report | August 31, 2025
This annual shareholder report contains important information about the Villere Equity Fund for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://villere.com/mutual-funds/. You can also request this information by contacting us at 866-209-1129.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$114	1.16%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended August 31, 2025, the Fund underperformed its benchmark, the Lipper Mid-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The biggest single factor impacting performance has been U.S. trade policy. As policies have been announced and enacted, the equity market has been volatile as investors attempt to predict their impact on the overall market as well as individual companies. Domestic-focused companies have been largely insulated from these market gyrations.

Top Contributors
↑	Ligand Pharmaceuticals Inc.
↑	IDEXX Laboratories, Inc.
↑	Uber Technologies, Inc.
↑	Palomar Holdings, Inc.

Top Detractors
↓	Atlas Energy Solutions Inc.
↓	Teleflex Incorporated
↓	Lineage, Inc.
↓	On Semiconductor Corporation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Villere Equity Fund	PAGE 1	TSR-AR-74316J391

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-3.27	1.76	2.81
S&P 500 TR	15.88	14.74	14.60
Lipper Mid Cap Growth Funds Index	9.00	4.90	9.85
Visit https://villere.com/mutual-funds/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,944,902
Number of Holdings	39
Net Advisory Fee	$213,776
Portfolio Turnover	11%
Visit https://villere.com/mutual-funds/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of Net Assets)
Invesco Government & Agency Portfolio	14.0%
Mount Vernon Liquid Assets Portfolio, LLC	12.2%
Ligand Pharmaceuticals, Inc.	5.1%
Amazon.com, Inc.	4.9%
Visa, Inc.	4.5%
Pool Corp.	4.1%
Stryker Corp.	3.9%
Roper Technologies, Inc.	3.9%
Freeport-McMoRan, Inc.	3.7%
On Holding AG	3.7%

Security Type	(% of Net Assets)
Common Stocks	81.9%
Money Market Funds	14.0%
Investments Purchased with Proceeds from Securities Lending	12.2%
Real Estate Investment Trusts - Common	2.9%
Convertible Preferred Stocks	1.2%
Cash & Other	-12.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://villere.com/mutual-funds/.
Villere Equity Fund	PAGE 2	TSR-AR-74316J391

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your St. Denis J. Villere & Company, LLC documents not be householded, please contact St. Denis J. Villere & Company, LLC at 866-209-1129, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by St. Denis J. Villere & Company, LLC or your financial intermediary.
Villere Equity Fund	PAGE 3	TSR-AR-74316J391

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Villere Balanced Fund

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$21,450	$21,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

Villere Equity Fund

	FYE 8/31/2025	FYE 8/31/2024
(a) Audit Fees	$21,450	$21,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$2,900	$2,900
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Villere Balanced Fund

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Villere Equity Fund

	FYE 8/31/2025	FYE 8/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.

Villere Balanced Fund

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Villere Equity Fund

Non-Audit Related Fees	FYE 8/31/2025	FYE 8/31/2024
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Villere Funds
VILLERE BALANCED FUND
VILLERE EQUITY FUND
Core Financial Statements
August 31, 2025

Villere Balanced Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 68.6%
Administrative and Support Services - 6.0%
Uber Technologies, Inc.(a)	25,910	$2,429,062
Visa, Inc. - Class A(b)	10,520	3,700,726
		6,129,788
Ambulatory Health Care Services - 1.8%
Option Care Health, Inc.(a)	65,235	1,870,940
Beverage and Tobacco Product Manufacturing - 1.3%
PepsiCo, Inc.	9,000	1,337,850
Chemical Manufacturing - 7.3%
Abbott Laboratories	13,675	1,814,126
Colgate-Palmolive Co.	24,070	2,023,565
Ligand Pharmaceuticals, Inc.(a)	22,313	3,608,235
		7,445,926
Computer and Electronic Product Manufacturing - 6.4%
Microchip Technology, Inc.	21,620	1,405,300
ON Semiconductor Corp.(a)	36,695	1,819,705
Roper Technologies, Inc.	6,260	3,294,701
		6,519,706
Couriers and Messengers - 1.1%
United Parcel Service, Inc. - Class B	13,365	1,168,636
Credit Intermediation and Related Activities - 6.1%
Euronet Worldwide, Inc.(a)	26,505	2,470,001
JPMorgan Chase & Co.	12,535	3,778,300
		6,248,301
Food Manufacturing - 1.4%
Mondelez International, Inc. - Class A	22,950	1,410,048
Insurance Carriers and Related Activities - 3.7%
Palomar Holdings, Inc.(a)	18,944	2,330,491
Progressive Corp.	6,105	1,508,301
		3,838,792
Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc.(a)(d)	20,984	0
OmniAb, Inc.(a)(d)	20,984	0
		0
Management of Companies and Enterprises - 2.7%
On Holding AG - Class A(a)	60,446	2,724,906
Merchant Wholesalers, Durable Goods - 4.3%
Pool Corp.(b)	14,312	4,446,881
Mining (except Oil and Gas) - 3.0%
Freeport-McMoRan, Inc.	68,640	3,047,616

	Shares	Value
Miscellaneous Manufacturing - 6.3%
Johnson & Johnson	9,720	$1,722,092
STERIS PLC	8,095	1,983,761
Stryker Corp.	7,110	2,782,925
		6,488,778
Performing Arts, Spectator Sports, and Related Industries - 1.6%
Caesars Entertainment, Inc.(a)	61,649	1,650,344
Petroleum and Coal Products Manufacturing - 1.7%
Chevron Corp.	10,610	1,703,966
Professional, Scientific, and Technical Services - 2.0%
IDEXX Laboratories, Inc.(a)	3,195	2,067,453
Publishing Industries - 2.3%
Microsoft Corp.	4,615	2,338,374
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 2.5%
Amazon.com, Inc.(a)	11,225	2,570,525
Support Activities for Mining - 1.5%
Atlas Energy Solutions, Inc.(b)	128,905	1,509,477
Telecommunications - 1.9%
Verizon Communications, Inc.	43,435	1,921,130
Transportation Equipment Manufacturing - 1.2%
Lockheed Martin Corp.	2,745	1,250,704
Water Transportation - 2.5%
Tidewater, Inc.(a)	41,885	2,521,477
TOTAL COMMON STOCKS (Cost $50,474,448)		70,211,618

	Par
CORPORATE BONDS - 27.1%
Beverage and Tobacco Product Manufacturing - 0.5%
PepsiCo, Inc., 4.50%, 07/17/2029	$500,000	509,649
Chemical Manufacturing - 3.6%
AbbVie, Inc., 4.88%, 03/15/2030	485,000	499,695
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,391,821
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	97,434
Scotts Miracle-Gro Co., 4.50%, 10/15/2029	700,000	676,941
		3,665,891

The accompanying notes are an integral part of these financial statements.

1

Villere Balanced Fund
Schedule of Investments
August 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Computer and Electronic Product Manufacturing - 0.5%
Northrop Grumman Corp., 4.60%, 02/01/2029	$525,000	$533,403
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Visa, Inc., 0.75%, 08/15/2027	321,000	303,276
Couriers and Messengers - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034(b)	480,000	494,653
Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,028,913
Fabricated Metal Product Manufacturing - 0.9%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	918,570
Insurance Carriers and Related Activities - 1.3%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	521,895
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	789,948
		1,311,843
Machinery Manufacturing - 0.9%
Brunswick Corp., 4.40%, 09/15/2032	960,000	902,613
Merchant Wholesalers, Durable Goods - 0.9%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	906,167
Merchant Wholesalers, Nondurable Goods - 0.5%
Sysco Corp., 5.10%, 09/23/2030	529,000	545,544
Paper Manufacturing - 0.9%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	923,117
Professional, Scientific, and Technical Services - 0.9%
Alphabet, Inc., 0.80%, 08/15/2027(b)	1,000,000	946,305
Rail Transportation - 1.8%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,814,943
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.4%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,417,438

	Par	Value
Transportation Equipment Manufacturing - 5.4%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	$1,200,000	$1,172,307
Honeywell International, Inc., 4.95%, 09/01/2031	1,000,000	1,031,418
Oshkosh Corp., 3.10%, 03/01/2030	500,000	470,815
Toyota Motor Corp., 1.34%, 03/25/2026	2,900,000	2,854,045
		5,528,585
Utilities - 5.8%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000	1,315,973
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	998,703
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	594,364
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,555,435
Southern Co., 5.11%, 08/01/2027(e)	1,500,000	1,529,344
		5,993,819
TOTAL CORPORATE BONDS (Cost $28,193,328)		27,744,729

	Shares
CONVERTIBLE PREFERRED STOCKS - 1.8%
Credit Intermediation and Related Activities - 1.8%
Bank of America Corp., Series L, 7.25%, Perpetual(a)	1,500	1,870,575
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,933)		1,870,575
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.4%
Warehousing and Storage - 1.4%
Lineage, Inc.(b)	34,155	1,431,436
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,535,612)		1,431,436

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(f)	9,786,366	9,786,366
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,786,366)		9,786,366

The accompanying notes are an integral part of these financial statements.

2

Villere Balanced Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.8%
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(f)	841,005	$841,005
TOTAL MONEY MARKET FUNDS (Cost $841,005)		841,005
TOTAL INVESTMENTS - 109.3% (Cost $93,714,692)		$111,885,729
Liabilities in Excess of Other Assets - (9.3)%		(9,566,177)
TOTAL NET ASSETS - 100.0%		$102,319,552

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $9,579,930.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(e)	Step coupon bond. The rate disclosed is as of August 31, 2025.
(f)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

Villere Equity Fund
Schedule of Investments
August 31, 2025

	Shares	Value
COMMON STOCKS - 81.9%
Administrative and Support Services - 8.0%
Uber Technologies, Inc.(a)	13,605	$1,275,469
Visa, Inc. - Class A(b)	4,730	1,663,919
		2,939,388
Ambulatory Health Care Services - 2.6%
Option Care Health, Inc.(a)	33,750	967,950
Beverage and Tobacco Product Manufacturing - 1.0%
PepsiCo, Inc.	2,475	367,909
Chemical Manufacturing - 7.6%
Abbott Laboratories	3,600	477,576
Colgate-Palmolive Co.	5,485	461,124
Ligand Pharmaceuticals, Inc.(a)	11,582	1,872,925
		2,811,625
Computer and Electronic Product Manufacturing - 7.2%
Microchip Technology, Inc.	5,285	343,525
ON Semiconductor Corp.(a)	17,570	871,296
Roper Technologies, Inc.	2,725	1,434,195
		2,649,016
Couriers and Messengers - 0.9%
United Parcel Service, Inc. - Class B	3,885	339,704
Credit Intermediation and Related Activities - 5.7%
Euronet Worldwide, Inc.(a)(b)	12,365	1,152,294
JPMorgan Chase & Co.	3,110	937,416
		2,089,710
Food Manufacturing - 0.9%
Mondelez International, Inc. - Class A	5,690	349,593
Insurance Carriers and Related Activities - 4.5%
Palomar Holdings, Inc.(a)	9,905	1,218,513
Progressive Corp.	1,750	432,355
		1,650,868
Life Sciences Tools & Services - 0.0%(c)
OmniAb, Inc.(a)(d)	7,705	0
OmniAb, Inc.(a)(d)	7,705	0
		0
Management of Companies and Enterprises - 5.1%
First Interstate BancSystem, Inc. - Class A	15,725	514,522
On Holding AG - Class A(a)	30,210	1,361,867
		1,876,389
Merchant Wholesalers, Durable Goods - 4.1%
Pool Corp.	4,900	$1,522,479

	Shares	Value
Mining (except Oil and Gas) - 3.7%
Freeport-McMoRan, Inc.	31,010	1,376,844
Miscellaneous Manufacturing - 6.4%
Johnson & Johnson	2,570	455,327
STERIS PLC	2,005	491,345
Stryker Corp.	3,675	1,438,432
		2,385,104
Performing Arts, Spectator Sports, and Related Industries - 3.4%
Caesars Entertainment, Inc.(a)	46,710	1,250,427
Petroleum and Coal Products Manufacturing - 1.1%
Chevron Corp.	2,555	410,333
Professional, Scientific, and Technical Services - 3.0%
IDEXX Laboratories, Inc.(a)	1,730	1,119,466
Publishing Industries - 1.6%
Microsoft Corp.	1,140	577,627
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 4.9%
Amazon.com, Inc.(a)	7,880	1,804,520
Support Activities for Mining - 3.3%
Atlas Energy Solutions, Inc.(b)	103,535	1,212,395
Telecommunications - 1.2%
Verizon Communications, Inc.	10,155	449,156
Transportation Equipment Manufacturing - 1.2%
Lockheed Martin Corp.	1,000	455,630
Waste Management and Remediation Services - 1.5%
Republic Services, Inc.	2,300	538,131
Water Transportation - 3.0%
Tidewater, Inc.(a)	18,575	1,118,215
TOTAL COMMON STOCKS (Cost $21,911,618)		30,262,479
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.9%
Warehousing and Storage - 2.9%
Lineage, Inc.(b)	25,450	1,066,610
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,642,408)		1,066,610

The accompanying notes are an integral part of these financial statements.

4

Villere Equity Fund
Schedule of Investments
August 31, 2025(Continued)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.2%
Credit Intermediation and Related Activities - 1.2%
Bank of America Corp., Series L, 7.25%, Perpetual(a)	360	$448,938
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $452,144)		448,938
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 14.0%
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(e)	5,169,939	5,169,939
TOTAL MONEY MARKET FUNDS (Cost $5,169,939)		5,169,939

	Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(e)	4,520,529	4,520,529
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,520,529)		4,520,529
TOTAL INVESTMENTS - 112.2% (Cost $33,696,638)		$41,468,495
Liabilities in Excess of Other Assets - (12.2)%		(4,523,593)
TOTAL NET ASSETS - 100.0%		$36,944,902

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $4,427,195.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

VILLERE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Villere Balanced Fund	Villere Equity Fund
ASSETS:
Investments, at value	$111,885,729	$41,468,495
Interest receivable	240,465	—
Dividends receivable	75,798	39,965
Security lending income receivable	1,761	859
Prepaid expenses and other assets	19,549	19,415
Total assets	112,223,302	41,528,734
LIABILITIES:
Payable upon return of securities loaned	9,786,366	4,520,529
Payable to adviser	58,258	15,260
Payable for fund administration and accounting fees	14,400	12,162
Payable for transfer agent fees and expenses	4,288	3,371
Payable for distribution and shareholder servicing fees	3,595	664
Payable for compliance fees	2,049	2,049
Payable for custodian fees	769	678
Payable for capital shares redeemed	554	—
Payable for expenses and other liabilities	33,471	29,119
Total liabilities	9,903,750	4,583,832
NET ASSETS	$102,319,552	$36,944,902
Net Assets Consists of:
Paid-in capital	$90,778,988	$33,615,389
Total distributable earnings	11,540,564	3,329,513
Total net assets	$102,319,552	$36,944,902
Investor Class
Net assets	$102,319,552	$36,944,902
Shares issued and outstanding(a)	4,919,579	3,257,980
Net asset value per share	$20.80	$11.34
Cost:
Investments, at cost	$93,714,692	$33,696,638
Loaned Securities:
at value (included in investments)	$9,579,930	$4,427,195

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

VILLERE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Villere Balanced Fund	Villere Equity Fund
INVESTMENT INCOME:
Dividend income	$1,262,872	$594,765
Interest income	933,837	—
Securities lending income	16,605	7,834
Other income	660	615
Total investment income	2,213,974	603,214
EXPENSES:
Investment advisory fee	820,081	285,648
Fund administration fees	59,067	51,153
Sub-Transfer agent fees	47,471	8,553
Fund accounting fees	31,793	24,025
Transfer agent fees	27,365	20,958
Trustees’ fees	24,578	23,154
Federal and state registration fees	24,143	23,152
Audit fees	24,101	24,101
Compliance fees	12,500	12,500
Legal fees	10,987	10,985
Reports to shareholders	6,281	3,897
Custodian fees	5,044	4,164
Other expenses and fees	36,883	20,967
Total expenses	1,130,294	513,257
Expense reimbursement by Adviser	(147,240)	(71,872)
Net expenses	983,054	441,385
Net investment income	1,230,920	161,829
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,406,757	(85,849)
Net realized gain (loss)	3,406,757	(85,849)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,225,363)	(1,436,711)
Net change in unrealized appreciation (depreciation)	(5,225,363)	(1,436,711)
Net realized and unrealized gain (loss)	(1,818,606)	(1,522,560)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(587,686)	$(1,360,731)

The accompanying notes are an integral part of these financial statements.

7

VILLERE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Villere Balanced Fund		Villere Equity Fund
	Year Ended August 31,		Year Ended August 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,230,920	$1,359,857	$161,829	$151,995
Net realized gain (loss)	3,406,757	(11,268,150)	(85,849)	(4,516,650)
Net change in unrealized appreciation (depreciation)	(5,225,363)	21,738,789	(1,436,711)	7,972,912
Net increase (decrease) in net assets from operations	(587,686)	11,830,496	(1,360,731)	3,608,257
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	(1,359,792)	(2,124,814)	(151,971)	(1,761,239)
Total distributions to shareholders	(1,359,792)	(2,124,814)	(151,971)	(1,761,239)
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	1,534,404	4,731,700	2,028,213	1,354,814
Shares issued in reinvestment of distributions - Investor Class	1,302,560	2,054,248	151,767	1,758,658
Shares redeemed - Investor Class	(19,912,239)	(27,122,175)	(5,465,098)	(2,576,025)
Net increase (decrease) in net assets from capital transactions	(17,075,275)	(20,336,227)	(3,285,118)	537,447
Net increase (decrease) in net assets	(19,022,753)	(10,630,545)	(4,797,820)	2,384,465
NET ASSETS:
Beginning of the year	121,342,305	131,972,850	41,742,722	39,358,257
End of the year	$102,319,552	$121,342,305	$36,944,902	$41,742,722
SHARES TRANSACTIONS
Shares sold - Investor Class	75,152	237,482	185,189	121,982
Shares issued in reinvestment of distributions - Investor Class	66,086	104,170	13,785	159,299
Shares redeemed - Investor Class	(976,606)	(1,363,186)	(488,876)	(234,384)
Total increase (decrease) in shares outstanding	(835,368)	(1,021,534)	(289,902)	46,897

The accompanying notes are an integral part of these financial statements.

8

VILLERE BALANCED FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.08	$19.48	$19.10	$26.72	$22.60
INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.22	0.15	0.11	0.10
Net realized and unrealized gain (loss) on investments(b)	(0.26)	1.71	0.98	(4.95)	5.53
Total from investment operations	(0.03)	1.93	1.13	(4.84)	5.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.13)	(0.10)	(0.12)	(0.16)
Net realized gains	—	(0.20)	(0.65)	(2.66)	(1.35)
Total distributions	(0.25)	(0.33)	(0.75)	(2.78)	(1.51)
Net asset value, end of year	$20.80	$21.08	$19.48	$19.10	$26.72
Total return	−0.09%	10.01%	6.22%	−19.80%	25.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$102,320	$121,342	$131,973	$142,378	$203,942
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.03%	1.05%	1.03%	1.01%	0.99%
After expense reimbursement/recoupment	0.90%(c)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	1.13%	1.09%	0.81%	0.47%	0.38%
Portfolio turnover rate	11%	14%	20%	21%	28%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Prior to October 1, 2024 the Expense Cap was 0.99%. See Note 3.
The accompanying notes are an integral part of these financial statements.

9

VILLERE EQUITY FUND
FINANCIAL HIGHLIGHTS
INVESTOR CLASS

	Year Ended August 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.77	$11.24	$10.90	$15.68	$12.28
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.04	0.01	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments(b)	(0.44)	1.00	0.63	(3.58)	3.55
Total from investment operations	(0.39)	1.04	0.64	(3.62)	3.50
LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—	—	—
Net realized gains	—	(0.51)	(0.30)	(1.16)	(0.10)
Total distributions	(0.04)	(0.51)	(0.30)	(1.16)	(0.10)
Redemption fee per share	—	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$11.34	$11.77	$11.24	$10.90	$15.68
Total return	−3.27%	9.54%	6.08%	−24.54%	28.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$36,945	$41,743	$39,358	$38,825	$52,926
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.35%	1.33%	1.31%	1.23%	1.21%
After expense reimbursement/recoupment	1.16%(d)	1.25%	1.25%	1.23%	1.21%
Ratio of net investment income (loss) to average net assets	0.42%	0.39%	0.05%	(0.29)%	(0.32)%
Portfolio turnover rate	11%	24%	23%	12%	26%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Prior to October 1, 2024 the Expense Cap was 1.25%. See Note 3.
The accompanying notes are an integral part of these financial statements.

10

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025
NOTE 1 – ORGANIZATION
The Villere Balanced Fund (the “Balanced Fund”) and the Villere Equity Fund (the “Equity Fund”) (the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.
The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The investment objective of the Equity Fund is to achieve long-term growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated St. Denis J. Villere & Co., LLC (the “Adviser”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

11

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2025. See the Schedules of Investments for industry breakouts.
Balanced Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,211,618	$—	$0	$70,211,618
Corporate Bonds	—	27,744,729	—	27,744,729
Convertible Preferred Stocks	1,870,575	—	—	1,870,575
Real Estate Investment Trusts - Common	1,431,436	—	—	1,431,436
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	9,786,366
Money Market Funds	841,005	—	—	841,005
Total Investments	$74,354,634	$27,744,729	$0	$111,885,729

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,786,366 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Fund held securities with $0 market value at the beginning and ending of the period with no activity during the year. As of the year ended August 31, 2025, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,262,479	$—	$0	$30,262,479
Real Estate Investment Trusts - Common	1,066,610	—	—	1,066,610
Convertible Preferred Stocks	448,938	—	—	448,938
Money Market Funds	5,169,939	—	—	5,169,939
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,520,529
Total Investments	$36,947,966	$—	$0	$41,468,495

Refer to the Schedule of Investments for further disaggregation of investment categories.

12

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting year as compared to the security classifications from the prior year’s annual report.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,520,529 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Fund held securities with $0 market value at the beginning and ending of the period with no activity during the year. As of the year ended August 31, 2025, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund’s do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund’s report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year of at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At the most recent fiscal year ended August 31, 2025, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Balanced Fund	Equity Fund
Unlimited Short-Term	$(1,056,059)	$(318,306)
Unlimited Long-Term	(6,805,334)	(4,285,006)
	$(7,861,393)	$(4,603,312)

As of August 31, 2025, the Funds did not have any tax positions that did not meet the “more-likely-than- not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of August 31, 2025, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest

13

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share. The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences by reclassified between financial and tax reporting. These reclassifications have no effect on net asset or net asset value per share. For the year ended August 31, 2025, there were no adjustments made.

K.
Recently Issued Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. The Funds operate as a single segment entity. The Funds income, expenses, assets, and performance are regularly monitored and assessed by a Partner & Portfolio Manager at St. Denis J. Villere & Co., LLC who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.
L.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On August 13, 2025, the Board of Trustees (the “Board”) of the Trust approved an amendment to the operating expense

14

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
limitation agreement between the Trust, on behalf of the Villere Balanced Fund (“Balanced Fund”), Villere Equity Fund (“Equity Fund”) and St. Denis J. Villere & Company, LLC (the “Adviser”), pursuant to which the Adviser has agreed to reduce the Balanced Fund’s operating expense limit from 0.89% to 0.79%, and reduce the Equity Fund’s operating expense limit from 1.15% to 1.05%, both effective September 1, 2025. Prior to September 1, 2025, the Balanced Fund’s operating expense limitation agreement was 0.89% and the Equity Fund’s operating expense limitation agreement was 1.15%.
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the year ended August 31, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) to 0.89% and 1.15% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. Prior to October 1, 2024, the Balanced Fund’s operating expense limitation agreement was 0.99% and the Equity Fund’s operating expense limitation agreement was 1.25%. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years from the date the fees were waived and/or expenses were paid. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the Adviser during the year ended August 31, 2025, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of August 31, 2025, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following table. The Adviser may recapture a portion of the unreimbursed amount no later than the date stated.

Expiration	Balanced Fund	Equity Fund
August 31, 2028	$147,240	$71,872
August 31, 2027	80,014	32,237
August 31, 2026	50,763	24,169
Total	$278,017	$128,278

The amount of fees and expenses waived and reimbursed by the Advisor during the fiscal year ended August 31, 2025 are disclosed in the Statement of Operations. Any amount due from the Advisor is paid monthly to the Fund, if applicable.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the year ended August 31, 2025 are disclosed in the Statements of Operations.

15

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board. For the year ended August 31, 2025, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.
NOTE 4 – SECURITIES LENDING
Each Fund may lend up to 33 1/3% of its total asset value to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.
The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The Funds’ loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. BankN.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.
As of August 31, 2025, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of Securities on Loan	Payable on Collateral Received
Balanced Fund	$9,579,930	$9,786,366
Equity Fund	4,427,195	4,520,529

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio (a 3(c)7 private fund that is managed according to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of August 31, 2025. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Statements of Operations.
Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the year ended August 31, 2025, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$11,727,880	$28,549,781
Equity Fund	3,787,110	8,919,567

For the year ended August 31, 2025, there were no purchases, sales or maturities of long-term U.S. Government obligations in the Funds.

16

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended August 31, 2025 and 2024 for the Funds were as follows:
Balanced Fund

	August 31,
	2025	2024
Distributions paid from:
Ordinary income	$1,359,792	$823,317
Long-term capital gain	—	1,301,497
	$1,359,792	$2,124,814

Equity Fund

	August 31,
	2025	2024
Distributions paid from:
Ordinary income	$151,971	$—
Long-term capital gain	—	1,761,239
	$151,971	$1,761,239

As of the most recent fiscal year ended August 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:
Balanced Fund

Cost of investments	$93,714,692
Gross tax unrealized appreciation	24,171,994
Gross tax unrealized depreciation	(6,000,957)
Gross tax unrealized appreciation (depreciation)	18,171,037
Undistributed ordinary income	1,230,920
Undistributed long-term capital gain	—
Total distributable earnings	1,230,920
Other distributable (accumulated) earnings (losses)	(7,861,393)
Total distributable (accumulated) earnings (losses)	$11,540,564

Equity Fund

Cost of investments	$33,697,499
Gross tax unrealized appreciation	10,652,439
Gross tax unrealized depreciation	(2,881,443)
Gross tax unrealized appreciation (depreciation)	7,770,996
Undistributed ordinary income	161,829
Undistributed long-term capital gain	—
Total distributable earnings	161,829
Other distributable (accumulated) earnings (losses)	(4,603,312)
Total distributable (accumulated) earnings (losses)	$3,329,513

17

Villere Funds
NOTES TO FINANCIAL STATEMENTS
August 31, 2025(Continued)
Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended August 31, 2025, the Funds did not defer any post-October losses or ordinary late year losses.

	Post-October Losses	Ordinary Late Year Losses
Balanced Fund	$—	$—
Equity Fund	—	—

NOTE 7 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the year ended August 31, 2025, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the year ended August 31, 2025, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$25,000,000	$2,500,000
Largest amount outstanding on an individual day	—	—
Average daily loan outstanding when in use	—	—
Credit facility outstanding as of August 31, 2025	—	—
Average interest rate when in use	—	—

18

Villere Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of
Villere Balanced Fund and
Villere Equity Fund and
The Board of Trustees of
Professionally Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Villere Balanced Fund and Villere Equity Fund (the “Funds”), each a series of Professionally Managed Portfolios, including the schedule of investments, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
October 29, 2025

19

VILLERE FUNDS
Approval of Investment Advisory Agreements (Unaudited)
Villere Balanced Fund
Villere Equity Fund
At a meeting held on August 13-14, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreements (the “Advisory Agreements”) between Professionally Managed Portfolios (the “Trust”) and St. Denis J. Villere & Company, LLC (the “Advisor”) for each of the Villere Balanced Fund and the Villere Equity Fund (each, a “Fund” and together, the “Funds”). At this meeting and at a prior meeting held on June 18, 2025, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1. The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreements. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss fund performance and investment outlook, as well as, various marketing and compliance topics. The Board also considered that many of the shareholders of each Fund had long-standing relationships with the Advisor and that the Advisor represented that they have regular and ongoing interaction with many of these shareholders to discuss, among other things, their investment philosophy, strategy, process and outlook. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.
2. The Funds’ historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2025. The Board also considered performance against a smaller group of peers selected by an independent third-party consultant engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
For the Villere Balanced Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five- and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five- and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three-, five-, and ten-year periods. The Board noted that the Fund underperformed compared to the Advisor’s similarly managed account composite for the one-, three-,five-, and ten-year periods. The Board took into account in-depth

20

VILLERE FUNDS
Approval of Investment Advisory Agreements (Unaudited)(Continued)
discussions they have had with the Advisor concerning the sources and causes of the Fund’s underperformance and to assess the ability of the Advisor to improve performance in the future. They noted that while performance has yet to show significant improvement, the Adviser believes that stocks in the Fund’s portfolio have strong earnings potential that they expect will perform well when the market cycle turns. The Board additionally took into account the Adviser’s representation that many of the Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.
For the Villere Equity Fund, the Board noted that the Fund underperformed its Morningstar peer group average for the one-, three-, five-, and ten-year periods. The Board also noted that the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods. The Board also considered the performance of the Fund against its broad-based securities market benchmark, noting it underperformed for the one-, three-, and five-year periods. The Board further considered the Fund’s underperformance compared to the Advisor’s similarly managed accounts for the one-year, three-year, five-year, and ten-year periods, noting that such differences were not material. The Board took into account the Advisor’s explanations for its underperformance against peers and benchmark. The Board additionally took into account the Adviser’s representation that many of the Fund clients are known to them and that they use the Fund in conjunction with other services offered by the Adviser.
3. The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements. When reviewing fees charged to other similarly managed accounts, the Board took into consideration the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.
For the Villere Balanced Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.89% (excluding certain operating expenses) for the Fund (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than its peer group average. The Board noted that the Fund’s advisory fee was at the median and below the average of its Cohort. The Board noted that the net expense ratio was above the median and below the average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Balanced Fund depending on the level of assets. The Board requested, and the Advisor agreed, that the Expense Cap be lowered to 0.79% through at least December 31, 2026. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
For the Villere Equity Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.15% (excluding certain operating expenses) for the Fund (the “Expense Cap”). The Board noted that the Fund’s net expense ratio was higher than the peer group average. The Board noted that the Fund’s advisory fee was at the median and below the average of its Cohort. The Board noted that the net expense ratio was above the median and average of its Cohort. The Board noted that the fees charged to other similarly managed account clients were higher than, equal to or lower than the fees charged to the Villere Equity Fund depending on the level of assets. The Board requested, and the Advisor agreed, that the Expense Cap be lowered to 1.05% through at least December 31, 2026. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.
4. Economies of Scale. The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.
5. The profits to be realized by the Advisor and its affiliates from their relationship with the Funds. The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds. The Board considered the profitability to the Advisor from its relationship with the Funds and considered that there were no additional material benefits derived by the Advisor

21

VILLERE FUNDS
Approval of Investment Advisory Agreements (Unaudited)(Continued)
from its relationship with the Funds. After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including each Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreements would be in the best interests of the Funds and their shareholders.

22

Villere Funds
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2025, certain dividends paid by the Funds may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Balanced Fund	100.00%
Equity Fund	100.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2025, was as follows:

Balanced Fund	99.21%
Equity Fund	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the fiscal year ended August 31, 2025, was as follows:

Balanced Fund	0.00%
Equity Fund	0.00%

INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.866.209.1129. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www.villere.com/mutual-funds/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 1.866.209.1129.

23

Villere Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to information provided within financial statements.

24

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	11/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	11/7/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	11/7/2025

* Print the name and title of each signing officer under his or her signature.